Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detailed information about cash and cash equivalents [line items]
Effects of changes in exchange rate	€ 88	€ (38)	€ 55
Cash and cash equivalents	141	98	93
Net cash flows from (used in) operating activities	762	864	2,672
Increase (decrease) in net cash flows from investing activities	2,296	2,729
Net cash flows from (used in) investing activities	300	(1,996)	733
Increase (decrease) in net cash flows from financing activities	1,486	(1,407)
Net cash flows from (used in) financing activities	(1,755)	(3,241)	€ (1,834)
Increase (decrease) in net cash flows from operating activities	€ 102	€ 1,808